Vident U.S. Equity Strategy ETFTM
Schedule of Investments
May 31, 2024 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 99.6%
	Communication Services - 8.1%
330,753	AT&T, Inc.	$6,026,320
145,675	Cargurus, Inc. (a)	3,526,792
13,430	Comcast Corporation - Class A	537,603
19,488	Electronic Arts, Inc.	2,589,565
98,101	Iridium Communications, Inc.	2,953,821
7,381	Meta Platforms, Inc. - Class A	3,445,672
7,112	Netflix, Inc. (a)	4,563,201
72,554	New York Times Company - Class A	3,714,765
25,558	Pinterest, Inc. - Class A (a)	1,060,401
142,068	Sirius XM Holdings, Inc.	400,632
191,281	TEGNA, Inc.	2,852,000
10,704	T-Mobile US, Inc.	1,872,772
26,190	Trade Desk, Inc. - Class A (a)	2,429,908
51,572	Walt Disney Company	5,358,847
96,577	Yelp, Inc. (a)	3,570,452
		44,902,751
	Consumer Discretionary - 12.0%
66,036	Amazon.com, Inc. (a)	11,651,392
1,981	Booking Holdings, Inc.	7,480,949
2,635	Chipotle Mexican Grill, Inc. (a)	8,246,285
29,999	Home Depot, Inc.	10,045,765
18,666	McDonalds Corporation	4,832,441
39,285	NIKE, Inc.	3,734,039
5,251	O'Reilly Automotive, Inc. (a)	5,058,078
58,114	Starbucks Corporation	4,661,905
29,885	Tesla, Inc. (a)	5,321,921
55,912	TJX Companies, Inc.	5,764,527
		66,797,302
	Consumer Staples - 7.4%
135,102	Altria Group, Inc.	6,248,468
182,328	Coca-Cola Company	11,473,901
3,725	Costco Wholesale Corporation	3,016,840
65,792	PepsiCo, Inc.	11,375,437
54,445	Procter & Gamble Company	8,958,380
		41,073,026
	Energy - 5.2%
72,148	Chevron Corporation	11,709,620
38,113	EOG Resources, Inc.	4,746,974
107,457	Exxon Mobil Corporation	12,600,408
		29,057,002
	Financials - 14.0%
19,548	American Financial Group, Inc.	2,539,481
6,824	Ameriprise Financial, Inc.	2,979,427
56,282	Bancorp, Inc. (a)	1,890,512
17,615	Cboe Global Markets, Inc.	3,047,219
54,431	Donnelley Financial Solutions, Inc. (a)	3,318,114
80,111	Equitable Holdings, Inc.	3,323,805
3,600	Erie Indemnity Company	1,304,748
78,859	Federated Hermes, Inc.	2,615,753
88,906	First Financial Bankshares, Inc.	2,665,402
53,612	International Bancshares Corporation	3,046,770
60,646	JPMorgan Chase & Company	12,288,699
23,569	Mastercard, Inc. - Class A	10,536,993
180,124	MGIC Investment Corporation	3,782,604
7,295	MSCI, Inc.	3,612,338
18,949	RLI Corporation	2,766,175
21,383	SEI Investments Company	1,447,843
39,346	Visa, Inc. - Class A	10,720,211
1,568	White Mountains Insurance Group, Ltd. - ADR	2,833,376
71,186	Zions Bancorporation	3,074,523
		77,793,993
	Health Care - 10.6%
22,286	AbbVie, Inc.	3,593,395
8,243	Align Technology, Inc. (a)	2,120,182
107,568	Bristol-Myers Squibb Company	4,419,969
154,694	Corcept Therapeutics, Inc. (a)	4,667,118
23,903	Doximity, Inc. (a)	662,830
7,202	IDEXX Laboratories, Inc. (a)	3,579,034
68,945	Johnson & Johnson	10,112,163
8,384	Lantheus Holdings, Inc. (a)	686,063
2,280	Medpace Holdings, Inc. (a)	880,855
86,200	Merck & Company, Inc.	10,821,548
21,079	UnitedHealth Group, Inc.	10,441,904
7,561	West Pharmaceutical Services, Inc.	2,505,791
28,086	Zoetis, Inc.	4,762,262
		59,253,114
	Industrials - 10.9%
16,840	A.O. Smith Corporation	1,408,498
22,901	Atkore, Inc.	3,484,387
48,053	Brady Corporation	3,280,578
17,155	Caterpillar, Inc.	5,807,311
4,972	Cintas Corporation	3,370,867
3,069	Encore Wire Corporation	886,112
76,776	ExlService Holdings, Inc. (a)	2,292,531
38,490	Fastenal Company	2,539,570
34,968	Graco, Inc.	2,823,666
15,952	Illinois Tool Works, Inc.	3,872,348
27,633	ITT, Inc.	3,671,873
14,235	Landstar System, Inc.	2,591,197
15,776	Old Dominion Freight Line, Inc.	2,764,744
44,581	Paychex, Inc.	5,356,853
37,019	Trex Company, Inc. (a)	3,201,403
70,829	Uber Technologies, Inc. (a)	4,572,720
14,184	Verisk Analytics, Inc.	3,585,432
3,620	W.W. Grainger, Inc.	3,335,685
91,526	Wabash National Corporation	2,069,403
		60,915,178
	Information Technology - 26.1% (b)
25,099	Adobe, Inc. (a)	11,163,031
60,897	Apple, Inc.	11,707,448
35,240	Applied Materials, Inc.	7,579,419
7,292	Arista Networks, Inc. (a)	2,170,464
8,878	Broadcom, Inc.	11,794,867
22,893	Cadence Design Systems, Inc. (a)	6,554,495
113,740	Cisco Systems, Inc.	5,288,910
7,846	Crowdstrike Holdings, Inc. (a)	2,461,055
63,199	Dynatrace, Inc. (a)	2,890,090
2,464	Fair Isaac Corporation (a)	3,178,388
82,148	Fortinet, Inc. (a)	4,873,019
7,539	Gartner, Inc. (a)	3,163,892
8,292	KLA Corporation	6,298,023
4,788	Lam Research Corporation	4,464,523
37,172	Lattice Semiconductor Corporation (a)	2,759,649
86,099	LiveRamp Holdings, Inc. (a)	2,694,038
12,696	Manhattan Associates, Inc. (a)	2,787,280
83,874	Microchip Technology, Inc.	8,155,069
27,088	Microsoft Corporation	11,245,042
5,323	Motorola Solutions, Inc.	1,942,416
8,561	NVIDIA Corporation	9,385,681
5,674	Palo Alto Networks, Inc. (a)	1,673,319
112,806	Photronics, Inc. (a)	3,085,244
19,329	Qualys, Inc. (a)	2,718,044
56,489	Rambus, Inc. (a)	3,121,582
22,810	Salesforce, Inc.	5,347,576
12,078	Synopsys, Inc. (a)	6,773,342
		145,275,906
	Materials - 2.2%
8,105	Alpha Metallurgical Resources, Inc.	2,556,398
5,554	Nucor Corporation	937,793
1,715	Reliance, Inc.	515,838
12,994	Southern Copper Corporation	1,541,524
21,875	Steel Dynamics, Inc.	2,928,406
60,032	Warrior Met Coal, Inc.	4,107,990
		12,587,949
	Real Estate - 1.5%
34,197	Apple Hospitality REIT, Inc.	493,805
75,501	DigitalBridge Group, Inc.	1,029,834
226,170	eXp World Holdings, Inc.	2,535,366
94,928	Host Hotels & Resorts, Inc.	1,703,008
250,075	Sunstone Hotel Investors, Inc.	2,570,771
		8,332,784
	Utilities - 1.6%
56,733	National Fuel Gas Company	3,242,858
16,682	Otter Tail Corporation	1,509,221
43,308	Vistra Corporation	4,290,957
		9,043,036
	TOTAL COMMON STOCKS (Cost $490,096,764)	555,032,041
Principal Amount
SHORT-TERM INVESTMENTS - 0.3%
	Money Market Deposit Account - 0.3%
$1,519,197	U.S. Bank Money Market Deposit Account, 4.21% (c)	1,519,197
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,519,197)	1,519,197
	TOTAL INVESTMENTS - 99.9% (Cost $491,615,961)	556,551,238
	Other Assets in Excess of Liabilities - 0.1%	320,730
	NET ASSETS - 100.0%	$556,871,968

Percentages are stated as a percent of net assets.

(a)	Non-income producting security.
(b)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(c)
The  Money  Market  Deposit  Account  (the  “MMDA”)  is  a  short-term  investment  vehicle in  which  the  Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of August 31, 2023.

ADR	American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial
Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at May 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2024:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$555,032,041	$-	$-	$555,032,041
Short-Term Investments	1,519,197	-	-	1,519,197
Total Investments in Securities	$556,551,238	$-	$-	$556,551,238

^See Schedule of Investments for breakout of investments by sector classification.

For the period ended May 31, 2024, the Fund did not recognize any transfers to or from Level 3.